January 8, 2010

Supplement

SUPPLEMENT DATED JANUARY 8, 2010 TO THE PROSPECTUSES OF

Morgan Stanley Series Funds—Morgan Stanley Alternative Opportunities Fund, dated November 30, 2009
Morgan Stanley Balanced Fund, dated May 29, 2009
Morgan Stanley California Tax-Free Income Fund, dated April 30, 2009
Morgan Stanley Series Funds—Morgan Stanley Commodities Alpha Fund, dated November 30, 2009
Morgan Stanley Convertible Securities Trust, dated January 30, 2009
Morgan Stanley Dividend Growth Securities Inc., dated June 30, 2009
Morgan Stanley Equally-Weighted S&P 500 Fund, dated October 30, 2009
Morgan Stanley Fundamental Value Fund, dated January 30, 2009
Morgan Stanley FX Series Funds—The FX Alpha Plus Strategy Portfolio, dated February 27, 2009
Morgan Stanley FX Series Funds—The FX Alpha Strategy Portfolio, dated February 27, 2009
Morgan Stanley Global Advantage Fund, dated September 30, 2009
Morgan Stanley Global Dividend Growth Securities, dated July 31, 2009
Morgan Stanley Health Sciences Trust, dated November 30, 2009
Morgan Stanley High Yield Securities Inc., dated December 31, 2009
Morgan Stanley Mid-Cap Value Fund, dated December 31, 2009
Morgan Stanley New York Tax-Free Income Fund, dated April 30, 2009
Morgan Stanley Pacific Growth Fund Inc., dated February 27, 2009
Morgan Stanley S&P 500 Index Fund, dated December 31, 2009
Morgan Stanley Small-Mid Special Value Fund, dated August 31, 2009
Morgan Stanley Special Value Fund, dated November 30, 2009
Morgan Stanley Tax-Exempt Securities Trust, dated April 30, 2009
Morgan Stanley Technology Fund, dated July 31, 2009
Morgan Stanley Value Fund, dated January 30, 2009
(each a "Fund")

The Board of Directors/Trustees of each Fund (the "Board") approved an Agreement and Plan of Reorganization with respect to each Fund (each a "Plan"). Pursuant to each Plan, substantially all of the assets of the applicable Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (each a "New Fund"). Pursuant to each Plan, shareholders of the applicable Fund would become shareholders of a New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. Each Plan is subject to the approval of the applicable Fund's shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010. A proxy statement formally detailing the proposal and information concerning the New Funds is anticipated to be distributed to shareholders of the Funds during the first quarter of 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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